UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number:    2
                                               -------

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:  Royal Bank of Canada


Name:      Royal Bank of Canada
           200 Bay Street, P.O. Box 1
           Royal Bank Plaza
           Toronto, ON
           CANADA  M5J 2J5


Form 13F File Number: 028-11396
                      ------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carol Ann Bartlett
Title:  Chief Compliance Officer
Phone:  (416) 974-5137


Signature,  Place,  and  Date  of  Signing:

/s/ Carol Ann Bartlett                Toronto, Ontario                12/02/2005
----------------------                ----------------                ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F   File Number  Name
028-10228               Voyageur Asset Management Inc.
028-04069               RBC Dain Rauscher Inc.
028-02418               Voyageur Asset Management(MA) Inc.
028-11252               RBC Asset Management Inc.
028-11273               RBC Capital Markets Arbitrage SA
028-11272               RBC Capital Markets Corporation
028-11322               RBC Dominion Securities Inc.
028-11271               RBC Private Counsel Inc.
028-11393               Royal Trust Corporation of Canada
028-11376               Royal Bank of Canada(Caribbean) Corp.
028-11367               Royal Bank of Canada Investment Management(UK) Limited


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          none
                                         ---------------------------------------

Form 13F Information Table Entry Total:     64
                                         ---------------------------------------

Form 13F Information Table Value Total:  US $  4,023,028 (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ATI TECHNOLOGIES INC           COM              001941103    32772  1692578 SH       Sole              1692578      0    0
ABITIBI-CONSOLIDATED INC       COM              003924107    20654  3003837 SH       Sole              3003837      0    0
AGRIUM INC                     COM              008916108    15487   918718 SH       Sole               918718      0    0
ALCAN INC                      COM              013716105   123233  2517674 SH       Sole              2517674      0    0
AMGEN INC                      COM              031162100      296     4620 SH       Sole                 4620      0    0
BCE INC                        COM              05534B109   151748  6303428 SH       Sole              6303428      0    0
BANK MONTREAL QUE              COM              063671101   379497  7901033 SH       Sole              7901033      0    0
BANK NOVA SCOTIA HALIFAX       COM              064149107   232893  6874052 SH       Sole              6874052      0    0
BARRICK GOLD CORP              COM              067901108    87410  3625878 SH       Sole              3625878      0    0
BIOGEN IDEC INC                COM              09062X103      184     2760 SH       Sole                 2760      0    0
BIOVAIL CORP                   COM              09067J109    18101  1100987 SH       Sole              1100987      0    0
BIOMIRA INC                    COM              09161R106       32    13200 SH       Sole                13200      0    0
BRASCAN CORP                   CL A LTD VT SH   10549P606   117589  3273690 SH       Sole              3273690      0    0
BROOKFIELD PPTYS CORP          COM              112900105       22      600 SH       Sole                  600      0    0
CAE INC                        COM              124765108     7047  1679663 SH       Sole              1679663      0    0
CAMECO CORP                    COM              13321L108    13959   399746 SH       Sole               399746      0    0
CDN IMPERIAL BK OF COMMERCE    COM              136069101   278827  4637333 SH       Sole              4637333      0    0
CANADIAN NATL RY CO            COM              136375102   118920  1955092 SH       Sole              1955092      0    0
CANADIAN NAT RES LTD           COM              136385101    77802  1823686 SH       Sole              1823686      0    0
CANADIAN PAC RY LTD            COM              13645T100    37350  1091682 SH       Sole              1091682      0    0
CELESTICA INC                  SUB VTG SHS      15101Q108    17824  1266978 SH       Sole              1266978      0    0
COGNOS INC                     COM              19244C109    27074   615980 SH       Sole               615980      0    0
COTT CORP QUE                  COM              22163N106    11982   484968 SH       Sole               484968      0    0
CP SHIPS LTD                   COM              22409V102     8757   612681 SH       Sole               612681      0    0
DOMTAR INC                     COM              257561100    18872  1565675 SH       Sole              1565675      0    0
ENCANA CORP                    COM              292505104   179498  3154811 SH       Sole              3154811      0    0
ENBRIDGE INC                   COM              29250N105    87146  1756517 SH       Sole              1756517      0    0
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102       17      100 SH       Sole                  100      0    0
FAIRMONT HOTELS RESORTS INC    COM              305204109    18690   542336 SH       Sole               542336      0    0
GENENTECH INC                  COM NEW          368710406      240     4400 SH       Sole                 4400      0    0
HUMAN GENOME SCIENCES INC      COM              444903108       29     2400 SH       Sole                 2400      0    0
IMPERIAL OIL LTD               COM NEW          453038408    43381   734511 SH       Sole               734511      0    0
INCO LTD                       *W EXP 08/21/200 453258139        4      335 SH       Sole                  335      0    0
INCO LTD                       COM              453258402    46901  1280504 SH       Sole              1280504      0    0
IPSCO INC                      COM              462622101      968    20300 SH       Sole                20300      0    0
KINROSS GOLD CORP              COM NO PAR       496902404    16585  2357823 SH       Sole              2357823      0    0
KINGSWAY FINL SVCS INC         COM              496904103        8      500 SH       Sole                  500      0    0
MDS INC                        COM              55269P302    13561   965117 SH       Sole               965117      0    0
MAGNA INTL INC                 CL A             559222401    53979   657858 SH       Sole               657858      0    0
MANULIFE FINL CORP             COM              56501R106   254760  5524239 SH       Sole              5524239      0    0
MEDIMMUNE INC                  COM              584699102       81     3000 SH       Sole                 3000      0    0
NASDAQ 100 TR                  UNIT SER 1       631100104     1405    35200 SH       Sole                35200      0    0
NEXEN INC                      COM              65334H102    36293   895250 SH       Sole               895250      0    0
NORANDA INC                    COM              655422103    20854  1189545 SH       Sole              1189545      0    0
NORTEL NETWORKS CORP NEW       COM              656568102   100638 29061659 SH       Sole             29061659      0    0
NOVA CHEMICALS CORP            COM              66977W109    29186   618363 SH       Sole               618363      0    0
OPEN TEXT CORP                 COM              683715106       38     1918 SH       Sole                 1918      0    0
PETRO-CDA                      COM              71644E102    92022  1807184 SH       Sole              1807184      0    0
PLACER DOME INC                COM              725906101    55882  2973012 SH       Sole              2973012      0    0
POTASH CORP SASK INC           COM              73755L107    62536   753129 SH       Sole               753129      0    0
PRECISION DRILLING CORP        COM              74022D100    26289   418955 SH       Sole               418955      0    0
QLT INC                        COM              746927102       51     3200 SH       Sole                 3200      0    0
QUEBECOR WORLD INC             COM NON-VTG      748203106    12503   582161 SH       Sole               582161      0    0
RESEARCH IN MOTION LTD         COM              760975102   105572  1283904 SH       Sole              1283904      0    0
ROGERS COMMUNICATIONS INC      CL B             775109200    34551  1320173 SH       Sole              1320173      0    0
ROYAL GOLD INC                 COM              780287108        0        6 SH       Sole                    6      0    0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200    27865  1526389 SH       Sole              1526389      0    0
SUN LIFE FINL INC              COM              866796105   216184  6468299 SH       Sole              6468299      0    0
SUNCOR ENERGY INC              COM              867229106   110124  3120087 SH       Sole              3120087      0    0
TALISMAN ENERGY INC            COM              87425E103    71073  2640905 SH       Sole              2640905      0    0
THOMSON CORP                   COM              884903105    49440  1405069 SH       Sole              1405069      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509   353438  8505309 SH       Sole              8505309      0    0
TRANSALTA CORP                 COM              89346D107    20490  1365215 SH       Sole              1365215      0    0
TRANSCANADA CORP               COM              89353D107    82414  3327847 SH       Sole              3327847      0    0